Related Party Balances and Transactions - Schedule of Related Party Transactions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Shanghai Junei Internet Co. [Member]
Related Party Transaction [Line Items]
Relationship			Under common control of Jie Zhao
Total Related Parties	¥ 22,604,882	$ 3,157,724	¥ 22,604,882
Related Party [Member]
Related Party Transaction [Line Items]
Total Related Parties	22,604,882	$ 3,157,724	22,604,882
Related party loan – current
Related party loan – non-current	¥ 22,604,882		¥ 22,604,882	$ 3,157,724